Note 17 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense	$ 90,158	$ 117,072	$ 126,790
Interest capitalized	(466)	0	0
Derivatives' effect	(9,472)	(19,023)	(17,998)
Amortization and write-off of financing costs	6,277	6,436	7,133
Amortization of excluded component related to cash flow hedges	4,092	4,110	2,824
Bank charges and other financing costs	770	1,025	874
Total	$ 91,359	$ 109,620	$ 119,623